PGIM Jennison Rising Dividend Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	61 Months Ended		87 Months Ended		88 Months Ended		97 Months Ended		120 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[2],[3]	Dec. 31, 2024		Dec. 31, 2024	[7],[8]	Dec. 31, 2024	[1],[9]	Dec. 31, 2024
S&P 500 Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02% [1]	14.53% [1]	14.53%		14.34%	[4],[5],[6]	14.48%		14.92%		13.10% [6]
A
Prospectus [Line Items]
Average Annual Return, Percent		10.67%	8.74%									8.77%
C
Prospectus [Line Items]
Average Annual Return, Percent		15.26%	9.15%									8.59%
Z
Prospectus [Line Items]
Average Annual Return, Percent		17.46%	10.23%									9.66%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		13.15%	8.50%									8.32%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.37%	7.85%									7.62%
R6
Prospectus [Line Items]
Average Annual Return, Percent		17.48%	10.28%			10.79%
Performance Inception Date	Sep. 27, 2017

[1]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[2]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[3]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[4]	Since Inception return for the Index is measured from the month-end closest to the inception date for Class R6 shares.
[5]	Since Inception returns for the Indexes are measured from the month-end closest to the inception date for Class Z and R6 shares.
[6]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[7]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.
[8]	The Fund compares its performance against this broad-based index in response to regulatory requirements.
[9]	Since Inception returns for the Indexes are measured from the month-end closest to the Fund's inception date.